STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Revenue	$ 628		$ 406
Cost of revenue and operating expenses
Cost of components and personnel	156		102
General and administrative expenses	7,618		5,501
Development	7,597		5,468
Stock based compensation	625		796
Amortization and depreciation	3,871		2,370
Total cost of revenue and operating expenses	19,867		14,237
Loss from operations	(19,239)		(13,831)
Other income (expense)
Other income	440		0
Other expense	0		(10,068)
Inducement expense	0		(391)
Interest expense, net	(179)		(2,227)
Impairment	0		(933)
Total other income (expense)	261		(13,619)
Loss before income tax provision	(18,978)		(27,450)
Income tax provision	0		0
Net loss	(18,978)		(27,450)
Dividends	0	[1]	0
Net loss attributable to common shareholders	$ (18,978)		$ (27,450)
Basic and diluted net loss per share (in dollars per share)	$ (0.83)		$ (2.86)
Weighted average number of shares outstanding basic and diluted (in shares)	22,847		9,598

[1]	Less than $1